DEBT (Details) - 8% Notes	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
DEBT (Details) - 8% Notes [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	8.00%
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares) | shares	100,000
Investment Warrants, Exercise Price (in Dollars per share) | $ / shares	$ 0.78
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	3 years
Convertible Debt	$ 50,000
Convertible Debt, Fair Value Disclosures	31,100
Board Member [Member]
DEBT (Details) - 8% Notes [Line Items]
Convertible Debt	$ 25,000